Non-financial assets and liabilities - Schedule of Movements Related to Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Deferred Tax Assets And Liabilities [Line Items]
Beginning balance	$ 0	$ 0
Charged/(credited) to:
- profit or loss	(613)	(330)
- directly to equity	613	330
Ending balance	0	0
Tax losses (DTA)
Deferred Tax Assets And Liabilities [Line Items]
Beginning balance	73,474	74,602
Charged/(credited) to:
- profit or loss	(1,260)	(1,458)
- directly to equity	613	330
Ending balance	72,827	73,474
Other Temporary Differences (DTA)
Deferred Tax Assets And Liabilities [Line Items]
Beginning balance	13,605	13,143
Charged/(credited) to:
- profit or loss	10,674	462
- directly to equity	0	0
Ending balance	24,279	13,605
Intangible Assets (DTL)
Deferred Tax Assets And Liabilities [Line Items]
Beginning balance	(87,079)	(87,745)
Charged/(credited) to:
- profit or loss	(10,027)	666
- directly to equity	0	0
Ending balance	$ (97,106)	$ (87,079)